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                    MORGAN STANLEY PACIFIC GROWTH FUND INC.
                           1221 Avenue of the Americas
                            New York, New York 10020


                                                              March 6, 2006



Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


Re:  Morgan Stanley Pacific Growth Fund Inc.
       File Number - 33-35541
       Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on February 28, 2006.


                                                            Very truly yours,
                                                            /s/ Elizabeth Nelson
                                                            Elizabeth Nelson
                                                            Assistant Secretary



cc:  Amy R. Doberman, Esq.
     Larry Greene